Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023		Oct. 31, 2024	Apr. 30, 2023
Related Party Transaction [Line Items]
Outstanding payables to related parties		$ 135,502		$ 135,502		$ 163,230		$ 154,919
Share-based compensation expense				102,064	$ 4,536	27,259		406		$ 0
Notional amount of outstanding notes receivable		6,000		6,000		28,500		23,000
Receivables due from affiliates		3,717		3,717		4,622		2,009
Notes receivable with notional amount were repaid				22,500
Notes receivable with notional amount were repaid in cash				5,000
Notes receivable with notional amount were repaid in equity				17,500
Total related party lease payments						15,545		9,414		6,335
Income recognized						0		2,835
Contributions				11,344	385,000	385,588	[1]	18,034	[1]	0	[1]
Distributions				332	351,119	363,811	[1]	0	[1]	0	[1]
Affiliate of Arcline
Related Party Transaction [Line Items]
Advisory fees incurred		933	$ 625	1,665	1,828	3,169		2,161		1,828
Advisory fees paid		$ 786	$ 904	1,399	$ 1,990	3,494		894		1,451
Advisory fee unpaid						580		1,087
Debt instrument amount								49,623
Note payable due to an affiliate	$ 5,000			$ 5,500		$ 5,500		8,000
Outstanding payables to related parties								18,000
Additional note payable due to an affiliate								15,000
Repaid note payable due to an affiliate								5,000
Interest-bearing at SOFR		3.50%		3.50%		3.50%
Debt instrument maturity date				Apr. 19, 2030		Apr. 19, 2030
Notes receivable due from affiliates													$ 1,000
Additional notes receivable						$ 6,500						$ 14,500
Acquired additional notes receivable												$ 7,500
Share-based compensation expense						1,278
Total related party lease payments						2,593		1,358		$ 938
Contributions						385,000
Distributions						350,000
Affiliate of Arcline | Location, Statement of Financial Position, Balance [Axis]: us-gaap:PrepaidExpenseAndOtherAssetsCurrent
Related Party Transaction [Line Items]
Notes receivable due from affiliates						$ 0		$ 5,000

[1]	Refer to “Note 18. Related Party Transactions” for further information on related party arrangements.